Accounts Payable, Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2016
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts Payable, Accrued Expenses And Other Liabilities

14. Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31,  2016 and 2015:

	As of December 31,
	2016	2015
Accounts payable and accrued expenses	$330,437	$417,892
Deferred revenue	463,090	463,167
Accrued interest	287,205	310,739
Guarantees (Note 30)	51,804	47,380
Derivative liabilities (Note 13)	—	21
	$1,132,536	$1,239,199